INCOME TAXES (Details 1) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Income Taxes
Non-capital loss carry forwards	$ 1,162	$ 64
Property and equipment	0	4
Mineral properties	(1,978)	(68)
Mineral property investments	(130)	0
Total	$ (946)	$ 0